Filed with the U.S. Securities and Exchange Commission on February 20, 2024
1933 Act Registration File No. 333-258490
1940 Act File No. 811-23723

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	27	[	X	]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	30	[	X	]

(Check appropriate box or boxes.)

Strategic Trust
(Exact Name of Registrant as Specified in Charter)

7887 East Belleview Ave., Suite 1100
Denver, Colorado 80111
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (303) 499-1959

Kevin Kelly
c/o Kelly Strategic Management, LLC
7887 East Belleview Ave., Suite 1100
Denver, Colorado 80111
(Name and Address of Agent for Service)

Copies to:
Eric Simanek, Esq.
Eversheds Sutherland (US) LLP
700 6th Street, N.W.
Washington, DC 20001
(202) 220-8412

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 22, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box
[X]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 4 (the “Amendment”) relating to Kelly INDS Industrial & Logistics Real Estate ETF, Kelly SRVR Data Center & Tech Infrastructure ETF, Kelly US Cash Cow Leaders ETF and Kelly US Small Cap Cash Cow Leaders ETF Funds was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on November 17, 2022, and was most recently delayed until February 21, 2024 by Post-Effective Amendment No. 26.

This Post-Effective Amendment No. 27 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 22, 2024, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 27 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 4.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Denver and the State of Colorado on the 20th day of February, 2024.

KELLY STRATEGIC ETF TRUST

By: /s/ Kevin Kelly
Kevin Kelly
President, Principal Executive Officer
Chairman of the Board and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 27 to its Registration Statement has been signed below by the following persons in their capacities as of February 20, 2024.

Signature	Title	Date
/s/ Kevin Kelly Kevin Kelly	President, Principal Executive Officer, Chairman of the Board and Trustee	February 20, 2024
/s/ Jim Niemie Jim Niemie	Principal Financial Officer, Chief Financial Officer and Treasurer	February 20, 2024
Matthew Patterson* Matthew Patterson	Trustee	February 20, 2024
Ethan Powell* Ethan Powell	Trustee	February 20, 2024

*By: /s/ Kevin Kelly
Kevin Kelly, Attorney-in-Fact
by Powers of Attorney